Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock issuable upon the exercise of outstanding stock options under the Registrant"s 2017 Stock Incentive Plan (as amended, the "2017 Plan")
Amount Registered | shares	3,058,624
Proposed Maximum Offering Price per Unit	9.3017
Maximum Aggregate Offering Price	$ 28,450,402.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,929.00
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (this "Registration Statement") shall also cover any additional shares of common stock, par value $0.0001 per share ("common stock"), of Neutron Holdings, Inc. (the "Registrant"), that become issuable under the above-named plan, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock. (b) Represents shares of common stock issuable upon the exercise of outstanding stock options under the 2017 Plan as of the date of this Registrant Statement. (c) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on $9.3107 per share, which is the weighted-average exercise price of the outstanding stock options under the 2017 Plan as of the date of this Registrant Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock issuable upon vesting and settlement of outstanding restricted stock units under the 2017 Plan
Amount Registered | shares	1,506,587
Proposed Maximum Offering Price per Unit	24.53
Maximum Aggregate Offering Price	$ 36,956,579.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,103.70
Offering Note	See note 1(a). (a) Represents shares of common stock issuable upon the vesting and settlement of outstanding restricted stock unit awards under the 2017 Plan as of the date of this Registrant Statement. (b) Pursuant to Rules 457(c) and 457(h) of the Securities Act, and solely for the purposes of calculating the amount of the registration fee, the proposed maximum offering price is based on the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Select Market on July 6, 2026.